Employee Benefit Plans (Detail Textuals 2) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 02, 2017	Oct. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of options granted			152,080	0
Stock options exercise price			$ 0	$ 0
Compensation expense			$ 132,000
Expected compensation expense in 2018 through 2022			$ 269,000
Stock - based compensation plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized for options			194,168
Number of options granted	152,080	152,080
Stock options exercise price	$ 16.72	$ 16.69
Stock options term	10 years	10 years
Stock options vesting period	5 years	5 years